Other Accounts Receivable (Details Textual) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash And Cash Equivalents [Line Items]
Restricted cash	₪ 27
ATR [Member]
Restricted Cash And Cash Equivalents [Line Items]
Restricted cash	₪ 46	₪ 109